SUMMARY OF RESTRICTED SHARE ACTIVITY (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of shares Unvested, Balance
Weighted average grant date fair value Unvested, Balance
Number of shares, Granted	2,871,270	2,844,235	606,570
Weighted average grant date fair value, Granted	$ 0.05	$ 0.13	$ 0.42
Number of shares, Vested	(2,871,270)	(2,844,235)	(606,570)
Weighted average grant date fair value, Vested	$ 0.05	$ 0.13	$ 0.42
Number of shares Unvested, Balance
Weighted average grant date fair value Unvested, Balance